Note 10 - Leases - Summary of Other Information Related to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 739	$ 892
Weighted-average remaining lease term – operating leases (Year)	2 years 3 months 18 days	3 years 9 months 18 days
Weighted-average discount rate – operating leases	1.85%	2.19%